Document and Entity Information	Nov. 17, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Mercato Partners Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001853436
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-41017
Entity Tax Identification Number	86-2230021
Entity Address, Address Line One	2750 E. Cottonwood
Entity Address, Address Line Two	Parkway
Entity Address, Address Line Three	Suite #500
Entity Address, City or Town	Cottonwood Heights
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	(801)
Local Phone Number	220-0055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	MPRAU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MPRA
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MPRAW
Security Exchange Name	NASDAQ